FAIR VALUE MEASUREMENTS	12 Months Ended
Jan. 02, 2016
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 11:  FAIR VALUE MEASUREMENTS

As discussed in Note 1 — Basis of Presentation and Significant Accounting Policies, the Company utilizes a three level hierarchy that defines the assumptions used to measure certain assets and liabilities at fair value.

The following table presents the financial assets and liabilities the Company measures at fair value on a recurring basis, based on such fair value hierarchy:

	Level 2
In thousands	January 2, 2016	January 3, 2015
Financial Assets:
Derivatives	$1,017	$3,193
Financial Liabilities:
Derivatives	$(354)	$—

The fair values of the Company's Level 2 derivative instruments were primarily based on observable forward exchange rates. Unobservable quantitative inputs used in the valuation of the Company's derivative instruments included volatilities, discount rates and estimated credit losses.

The following table presents the non-financial assets the Company measured at fair value on a non-recurring basis in 2015, based on such fair value hierarchy:

		Fair Value Measured and Recorded at Reporting Date Using:
	Net Carrying Value as of January 2, 2016				Total Losses — Year Ended January 2, 2016
In thousands		Level 1	Level 2	Level 3
Property and equipment	$2,292	$—	$—	$2,292	$8,596

As a result of a decline in the respective future anticipated cash flows of certain kate spade new york retail locations, as well as the Company's decisions to: (i) no longer directly operate its Company-owned stores in Brazil; (ii) close all KATE SPADE SATURDAY retail operations and JACK SPADE retail stores; and (iii) consolidate office space at the Company's North Bergen, NJ office (see Note 13 — Streamlining Initiatives), the Company determined that a portion of the carrying values of such assets exceeded their fair values, resulting in impairment charges, which were recorded in SG&A on the accompanying Consolidated Statement of Income.

The following table presents the non-financial assets the Company measured at fair value on a non-recurring basis in 2014, based on such fair value hierarchy:

		Fair Value Measured and Recorded at Reporting Date Using:
	Net Carrying Value as of January 3, 2015				Total Losses — Year Ended January 3, 2015
In thousands		Level 1	Level 2	Level 3
Property and equipment	$4,127	$—	$—	$4,127	$10,358
Intangibles, net	—	—	—	—	1,533

As a result of the Company's decision to close all KATE SPADE SATURDAY retail operations and JACK SPADE retail stores in the first half of 2015 (see Note 3 — Discontinued Operations and Disposals and Note 13 — Streamlining Initiatives), as well as a result of a decline in the respective future anticipated cash flows of certain retail locations of kate spade new york, KATE SPADE SATURDAY AND JACK SPADE, the Company determined that a portion of the carrying values of the assets exceeded their fair values, resulting in impairment charges, which were recorded in SG&A on the accompanying Consolidated Statement of Income.

In the fourth quarter of 2014, the Company recorded a non-cash impairment charge of $1.5 million to reduce the carrying balance of the TRIFARI trademark to zero, due to the expected exit of that brand.

The following table presents the non-financial assets the Company measured at fair value on a non-recurring basis in 2013, based on such fair value hierarchy:

		Fair Value Measured and Recorded at Reporting Date Using:
	Net Carrying Value as of December 28, 2013				Total Losses — Year Ended December 28, 2013
In thousands		Level 1	Level 2	Level 3
Property and equipment	$15,706	$—	$—	$15,706	$1,480
Intangibles, net	1,900	—	—	1,900	3,300
Other Assets	—	—	—	—	6,109

The Company performed impairment analyses on certain property and equipment as a result of a decline in the respective future anticipated cash flows of certain retail locations of JACK SPADE and the decision to revise the Company's plan to outsource its distribution function (see Note 13 — Streamlining Initiatives). The Company determined that a portion of the carrying values of the assets exceeded their fair values, resulting in impairment charges, which were recorded in SG&A on the accompanying Consolidated Statement of Income.

In the third quarter of 2013, the Company recorded a non-cash impairment charge of $3.3 million, which reflected the difference in the estimated fair value and carrying value of the TRIFARI trademark. The Company estimated the fair value of the trademark using the income-based relief-from-royalty valuation method which assumes that, in lieu of ownership, a third party would be willing to pay a royalty in order to obtain the rights to use a comparable asset. The Company assumed a market royalty rate of 3.5%, a discount rate of 14.0% and a long term growth rate of 2.0%.

Subsequent to the sale of its former global Mexx business, the Company retained a noncontrolling ownership interest in such business and accounted for its investment at cost (see Note 17 — Additional Financial Information). In the second quarter of 2013, the Company performed an impairment test based on market multiples of comparable transactions and determined that the carrying value of the investment exceeded its fair value, resulting in an impairment charge, which was recorded in Impairment of cost investment on the accompanying Consolidated Statement of Income.

The fair values of the Company's Level 3 Property and equipment and Intangible assets are based on either a market approach or an income approach using the Company's forecasted cash flows over the estimated useful lives of such assets, as appropriate.

The fair values and carrying values of the Company's debt instruments are detailed as follows:

	January 2, 2016		January 3, 2015
In thousands	Fair Value	Carrying Value	Fair Value	Carrying Value
Term Loan credit facility, due April 2021(a)	$381,333	$393,431	$384,786	$396,158
Revolving credit facility(b)	—	—	6,000	6,000

(a)	Carrying values include unamortized debt discount or premium.
(b)	Borrowings under the revolving credit facility bear interest based on market rate; accordingly, its fair value approximates its carrying value.

The fair values of the Company's debt instruments were estimated using market observable inputs, including quoted prices in active markets, market indices and interest rate measurements. Within the hierarchy of fair value measurements, these are Level 2 fair values. The fair values of cash and cash equivalents, receivables and accounts payable approximate their carrying values due to the short-term nature of these instruments.

As of January 3, 2015, the carrying amount of the Lucky Brand Note was $89.0 million, including initial principal of $85.0 million and accrued payment in kind of $4.0 million. In evaluating its fair value, the Company considered various facts and circumstances, including (i) known changes in market values of comparable instruments in active markets; (ii) the inability to transfer the Lucky Brand Note and the lack of an active market to do so; and (iii) entity specific factors related to the issuer of the Lucky Brand Note including the absence of any factors that would suggest that the counterparty may be unable to meet its obligations under the terms of the Lucky Brand Note.

Based on those factors and the inherent subjectivity in evaluating fair value of the Lucky Brand Note and similar instruments, the Company concluded that providing a range of fair value was appropriate. The Company determined the range of fair value of the Lucky Brand Note, including accrued payment in kind, to be between $79.0 million and $89.0 million. The low end of such range was determined using two methods. The Company reviewed the average change in fair value of comparable instruments in active markets and also estimated an implied discount based on the non-transferrable nature of the Lucky Brand Note. The high end of the range considered entity specific circumstances and assumed LGP would pay the Lucky Brand Note in full.